Basis of Presentation and Significant Accounting Policies - Deferred Discount and Issuance Costs (Details) - Second Lien Notes - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 29, 2014
Debt Discount Costs
Face amount of debt				$ 430,000,000
Original issue discount rate (as a percent)				1.50%
Unamortized debt discount	$ 0	$ 6,500,000	$ 6,500,000	$ 6,500,000